Organization and principal activities	12 Months Ended
Dec. 31, 2022
Organization and principal activities
Organization and principal activities

1.Organization and principal activities

DouYu International Holdings Limited (the “Company” or “DouYu International”) was incorporated under the laws of Cayman Islands on January 5, 2018. The Company, its subsidiaries and the variable interest entities(“the VIEs”) and the VIEs’ subsidiaries (collectively referred to as the “Group”) operate platform on PC and mobile apps, through which users can enjoy immersive and interactive gaming and entertainment live streaming.

History of the Group

The Group’s history began with the commencement of operations of Guangzhou Douyu Internet Technology Co., Ltd. (“Guangzhou Douyu”), a limited liability company established in Guangdong Province, the People Republic of China (the “PRC”) on April 3, 2014, which was owned by two founders, Mr. Shaojie Chen and Mr. Wenming Zhang (the “Founders”) and an outside investor (collectively referred to as the “Original Shareholders”).

In 2018, the Original Shareholders and all of the investors undertook an equity restructuring in order to redomicile its business from PRC to the Cayman Islands (the “2018 Restructuring”), the Company was incorporated in the Cayman Islands to be the holding company of the Group and through its wholly owned subsidiary in PRC, entered into a series of contractual arrangement (“VIE agreements”) with Wuhan Douyu Internet Technology Co., Ltd. (“Wuhan Douyu”) and its respective shareholders. The arrangements pursuant to which the Company and its subsidiary were established as a primary beneficiary of Wuhan Douyu.

On July 17, 2019, the Company completed its initial public offering (“IPO”) and issued 44,924,730 American Depositary shares (“ADSs”), representing 4,492,473 ordinary shares.

As of December 31, 2022, the Company’s principal subsidiaries, VIEs are as follows:

	Date of	Place of	Percentage of
	incorporation/	incorporation/	direct/indirect
	establishment	establishment	ownership
Wholly owned subsidiaries
Wuhan Yuxing Tianxia Culture Media Co., Ltd.	June 24, 2016	Wuhan	100%
Wuhan Yuyin Raoliang Culture Media Co., Ltd.	June 23, 2016	Wuhan	100%
Wuhan Douyu Culture Network Technology Co., Ltd. (“Douyu Yule”)	April 2, 2018	Wuhan	100%

DouYu Network Inc.	January 12, 2018	The British Virgin Islands	100%
Douyu Hongkong Limited	January 24, 2018	Hong Kong	100%
Gogo Glocal Holding Limited(“Gogo Glocal”)	October 8, 2018	Cayman	100%

VIEs
Wuhan Douyu Internet Technology Co., Ltd. (“Wuhan Douyu”)	May 8, 2015	Wuhan	100%
Wuhan Ouyue Online TV Co., Ltd. (“Wuhan Ouyue”)	February 3, 2016	Wuhan	100%